Property And Equipment - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2018
Property, Plant and Equipment [Line Items]
Net carrying value of leased properties	$ 636	$ 654
Annual lease and rental income from operating lease	$ 47
Land | Taiwan
Property, Plant and Equipment [Line Items]
Total consideration			$ 58,931